SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of stock option activity
	For the six months ended June 30, 2022
			Weighted
		Weighted	average
		average	remaining
		exercise price	contractual life (in
	Number	(in $)	years)

Options outstanding at beginning of period	2,916,209	2.41	9.13
Options granted	528,398	0.59
Options forfeited and expired	(173,632)	1.35

Options outstanding at end of period	3,270,975	2.17	8.79

Options exercisable at end of period	618,075	6.83	6.75

Schedule of unvested Restricted Stock Units
For the six
months
ended June
30, 2022

Unvested at beginning of period	332,542
Granted	201,000
Vested	-
Forfeited	(40,500)
Unvested at end of period	493,042